UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2007

[LOGO OF USAA]
    USAA(R)

                       USAA TOTAL RETURN STRATEGY Fund(R)


                     3RD QUARTER Portfolio of Investments


                               SEPTEMBER 30, 2007

                                                                      (Form N-Q)

48705-1107                                  (C)2007, USAA.  All rights reserved.


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USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               LONG POSITIONS (99.4%)

               COMMON STOCKS (17.6%)(A)

               CONSUMER DISCRETIONARY (3.7%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
       10,300  Coach, Inc.*                                                                $          487
       13,500  Jones Apparel Group, Inc.                                                              285
        6,200  Polo Ralph Lauren Corp.                                                                482
                                                                                          ---------------
                                                                                                    1,254
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.2%)
        8,300  Autoliv, Inc.                                                                          496
        4,200  TRW Automotive Holdings Corp.*                                                         133
                                                                                          ---------------
                                                                                                      629
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.2%)
       11,100  Thor Industries, Inc.                                                                  499
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.2%)
        4,300  AutoZone, Inc.*                                                                        499
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.3%)
       12,800  Comcast Corp. "A"*                                                                     310
       21,800  DIRECTV Group, Inc.*                                                                   529
                                                                                          ---------------
                                                                                                      839
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
       12,100  Boyd Gaming Corp.                                                                      519
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       31,100  Coldwater Creek, Inc.*                                                                 338
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
       21,100  RadioShack Corp.                                                                       436
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.2%)
        4,500  Garmin Ltd.                                                                            537
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.5%)
       15,700  Big Lots, Inc.*                                                                        469
       12,000  Dollar Tree Stores, Inc.*                                                              486
       17,600  Family Dollar Stores, Inc.                                                             467
                                                                                          ---------------
                                                                                                    1,422
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.2%)
        7,000  Sherwin-Williams Co.                                                                   460
                                                                                          ---------------
               HOMEBUILDING (0.1%)
          900  NVR, Inc.*                                                                             423
                                                                                          ---------------
               RESTAURANTS (0.6%)
       17,900  Brinker International, Inc.                                                            491
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USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       12,100  Darden Restaurants, Inc.                                                    $          507
        9,500  McDonald's Corp.                                                                       518
        5,300  Yum! Brands, Inc.                                                                      179
                                                                                          ---------------
                                                                                                    1,695
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
        7,500  Dick's Sporting Goods, Inc.*                                                           504
                                                                                          ---------------
               Total Consumer Discretionary                                                        10,054
                                                                                          ---------------

               CONSUMER STAPLES (0.6%)
               -----------------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
       15,100  BJ's Wholesale Club, Inc.*                                                             501
                                                                                          ---------------
               SOFT DRINKS (0.4%)
       21,600  Coca-Cola Enterprises, Inc.                                                            523
        9,500  Hansen Natural Corp.*                                                                  538
                                                                                          ---------------
                                                                                                    1,061
                                                                                          ---------------
               TOBACCO (0.0%)
          700  Altria Group, Inc.                                                                      49
                                                                                          ---------------
               Total Consumer Staples                                                               1,611
                                                                                          ---------------

               ENERGY (1.6%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
        8,400  Marathon Oil Corp.                                                                     479
                                                                                          ---------------
               OIL & GAS DRILLING (0.5%)
        8,900  ENSCO International, Inc.                                                              499
       10,200  Noble Corp.                                                                            500
        4,700  Transocean, Inc.*                                                                      532
                                                                                          ---------------
                                                                                                    1,531
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
       20,500  Global Industries Ltd.*                                                                528
          200  Grant Prideco, Inc.*                                                                    11
       13,400  Superior Energy Services, Inc.*                                                        475
                                                                                          ---------------
                                                                                                    1,014
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.5%)
       12,900  Frontier Oil Corp.                                                                     537
        9,600  Tesoro Corp.                                                                           442
        6,900  Valero Energy Corp.                                                                    463
                                                                                          ---------------
                                                                                                    1,442
                                                                                          ---------------
               Total Energy                                                                         4,466
                                                                                          ---------------

               FINANCIALS (1.5%)
               -----------------
               INVESTMENT BANKING & BROKERAGE (0.4%)
       34,600  E*TRADE Financial Corp.*                                                               452
        7,900  Morgan Stanley                                                                         498
                                                                                          ---------------
                                                                                                      950
                                                                                          ---------------
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SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (0.7%)
        2,900  Allied World Assurance Holdings, Ltd.                                       $          151
       11,100  CNA Financial Corp.                                                                    436
       10,800  First American Corp.                                                                   395
       16,500  W.R. Berkley Corp.                                                                     489
        6,300  XL Capital Ltd. "A"                                                                    499
                                                                                          ---------------
                                                                                                    1,970
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
        2,100  CB Richard Ellis Group, Inc. "A"*                                                       58
        4,700  Jones Lang LaSalle, Inc.                                                               483
                                                                                          ---------------
                                                                                                      541
                                                                                          ---------------
               REINSURANCE (0.2%)
       12,200  Endurance Specialty Holdings Ltd.                                                      507
                                                                                          ---------------
               Total Financials                                                                     3,968
                                                                                          ---------------

               HEALTH CARE (2.4%)
               ------------------
               BIOTECHNOLOGY (0.2%)
       13,000  Gilead Sciences, Inc.*                                                                 531
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.4%)
        2,200  Intuitive Surgical, Inc.*                                                              506
        8,200  Kinetic Concepts, Inc.*                                                                462
                                                                                          ---------------
                                                                                                      968
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.0%)
        2,100  WebMD Health Corp. "A"*                                                                110
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
        7,400  Invitrogen Corp.*                                                                      605
                                                                                          ---------------
               MANAGED HEALTH CARE (0.8%)
        9,800  Aetna, Inc.                                                                            532
        9,000  Health Net, Inc.*                                                                      486
        8,200  Humana, Inc.*                                                                          573
        4,800  WellCare Health Plans, Inc.*                                                           506
                                                                                          ---------------
                                                                                                    2,097
                                                                                          ---------------
               PHARMACEUTICALS (0.8%)
       16,800  Bristol-Myers Squibb Co.                                                               484
        8,400  Eli Lilly and Co.                                                                      478
        4,600  Endo Pharmaceuticals Holdings, Inc.*                                                   143
       17,100  Sepracor, Inc.*                                                                        470
       15,400  Watson Pharmaceuticals, Inc.*                                                          499
                                                                                          ---------------
                                                                                                    2,074
                                                                                          ---------------
               Total Health Care                                                                    6,385
                                                                                          ---------------

               INDUSTRIALS (3.4%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
        4,800  Boeing Co.                                                                             504
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USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        2,700  Honeywell International, Inc.                                              $           161
                                                                                          ---------------
                                                                                                      665
                                                                                          ---------------
               AIRLINES (0.9%)
       20,000  AMR Corp.*                                                                             446
       14,200  Continental Airlines, Inc. "B"*                                                        469
       27,800  Delta Air Lines, Inc.*                                                                 499
       11,100  UAL Corp.*                                                                             516
       16,300  US Airways Group, Inc.*                                                                428
                                                                                          ---------------
                                                                                                    2,358
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
       14,400  Lennox International, Inc.                                                             487
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.5%)
        3,800  Fluor Corp.                                                                            547
       18,100  Quanta Services, Inc.*                                                                 479
        5,500  Shaw Group, Inc.*                                                                      319
                                                                                          ---------------
                                                                                                    1,345
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
        4,700  Agco Corp.*                                                                            239
        5,800  PACCAR, Inc.                                                                           494
        8,400  Toro Co.                                                                               494
                                                                                          ---------------
                                                                                                    1,227
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.4%)
        8,700  Brink's Co.                                                                            486
        5,000  Dun & Bradstreet Corp.                                                                 493
                                                                                          ---------------
                                                                                                      979
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        8,500  Thomas & Betts Corp.*                                                                  499
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
       13,300  Robert Half International, Inc.                                                        397
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.2%)
        6,300  Teleflex, Inc.                                                                         491
                                                                                          ---------------
               TRUCKING (0.3%)
       10,200  Ryder System, Inc.                                                                     500
       15,100  YRC Worldwide, Inc.*                                                                   412
                                                                                          ---------------
                                                                                                      912
                                                                                          ---------------
               Total Industrials                                                                    9,360
                                                                                          ---------------

               INFORMATION TECHNOLOGY (2.3%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
        7,800  Navteq Corp.*                                                                          608
                                                                                          ---------------
               COMPUTER HARDWARE (0.3%)
        3,000  International Business Machines Corp.                                                  353
        9,500  NCR Corp.*                                                                             473
                                                                                          ---------------
                                                                                                      826
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
       21,100  Western Digital Corp.*                                                     $           534
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
        8,900  Computer Sciences Corp.*                                                               498
       14,300  Hewitt Associates, Inc. "A"*                                                           501
                                                                                          ---------------
                                                                                                      999
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
        5,400  National Instruments Corp.                                                             185
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.3%)
       12,600  Accenture Ltd. "A"                                                                     507
       70,200  Unisys Corp.*                                                                          465
                                                                                          ---------------
                                                                                                      972
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.4%)
        9,100  Lam Research Corp.*                                                                    485
        8,900  MEMC Electronic Materials, Inc.*                                                       524
                                                                                          ---------------
                                                                                                    1,009
                                                                                          ---------------
               SEMICONDUCTORS (0.4%)
       13,400  Analog Devices, Inc.                                                                   485
       19,700  National Semiconductor Corp.                                                           534
        4,800  NVIDIA Corp.*                                                                          174
                                                                                          ---------------
                                                                                                    1,193
                                                                                          ---------------
               Total Information Technology                                                         6,326
                                                                                          ---------------

               MATERIALS (1.2%)
               ----------------
               ALUMINUM (0.2%)
       13,300  Alcoa, Inc.                                                                            520
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.3%)
        5,500  Freeport-McMoRan Copper & Gold, Inc. "B"                                               577
        2,300  Southern Copper Corp.                                                                  285
                                                                                          ---------------
                                                                                                      862
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.4%)
        9,200  Ball Corp.                                                                             494
       17,200  Pactiv Corp.*                                                                          493
                                                                                          ---------------
                                                                                                      987
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
       12,200  Sonoco Products Co.                                                                    368
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.2%)
       11,300  Albemarle Corp.                                                                        500
                                                                                          ---------------
               STEEL (0.0%)
          200  United States Steel Corp.                                                               21
                                                                                          ---------------
               Total Materials                                                                      3,258
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
       10,700  CenturyTel, Inc.                                                           $           495
        8,900  Embarq Corp.                                                                           495
       11,200  Verizon Communications, Inc.                                                           496
       34,100  Windstream Corp.                                                                       481
                                                                                          ---------------
                                                                                                    1,967
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        5,400  United States Cellular Corp.*                                                          530
                                                                                          ---------------
               Total Telecommunication Services                                                     2,497
                                                                                          ---------------

               UTILITIES (0.0%)
               ----------------
               GAS UTILITIES (0.0%)
          900  UGI Corp.                                                                               24
                                                                                          ---------------
               Total Common Stocks (cost: $48,373)                                                 47,949
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (81.4%)
        1,452  SPDR Trust Series 1 (cost: $223,919)                                               221,520
                                                                                          ---------------

               MONEY MARKET FUNDS (0.4%)
        1,025  SSgA Prime Money Market Fund, 5.14% (b) (cost: $1,025)                               1,025
                                                                                          ---------------


               TOTAL LONG
               POSITIONS
                (COST: $273,317)                                                        $         270,494
                                                                                          ===============


               SHORT POSITIONS (17.7%)

               COMMON STOCKS (17.7%)

               CONSUMER DISCRETIONARY (3.3%)
               -----------------------------
               APPAREL RETAIL (0.5%)
       14,100  AnnTaylor Stores Corp.*                                                                446
       28,900  Foot Locker, Inc.                                                                      443
        9,500  Guess?, Inc.                                                                           466
                                                                                          ---------------
                                                                                                    1,355
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.2%)
       57,600  Ford Motor Co.*                                                                        489
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.3%)
       22,500  AutoNation, Inc.*                                                                      399
       21,400  CarMax, Inc.*                                                                          435
                                                                                          ---------------
                                                                                                      834
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               BROADCASTING & CABLE TV (0.6%)
        5,000  Central European Media Enterprises Ltd. "A"*                               $           458
        3,200  Hearst-Argyle Television, Inc.                                                          83
        4,300  Liberty Media Corp. - Capital "A"*                                                     537
       20,300  Virgin Media, Inc.                                                                     493
                                                                                          ---------------
                                                                                                    1,571
                                                                                          ---------------
               CASINOS & GAMING (0.3%)
        3,700  Las Vegas Sands Corp.*                                                                 494
       10,000  Scientific Games Corp. "A"*                                                            376
                                                                                          ---------------
                                                                                                      870
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
       46,500  Circuit City Stores, Inc.                                                              368
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
        3,300  Sears Holdings Corp.*                                                                  420
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
       10,200  Orient Express Hotels Ltd. "A"                                                         523
       12,900  Wyndham Worldwide Corp.                                                                422
                                                                                          ---------------
                                                                                                      945
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
          200  Stanley Works                                                                           11
        2,500  Whirlpool Corp.                                                                        223
                                                                                          ---------------
                                                                                                      234
                                                                                          ---------------
               RESTAURANTS (0.2%)
       20,200  Burger King Holdings, Inc.                                                             515
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.2%)
       24,600  H&R Block, Inc.                                                                        521
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
       10,000  Tractor Supply Co.*                                                                    461
                                                                                          ---------------
               TIRES & RUBBER (0.2%)
       18,000  Goodyear Tire & Rubber Co.*                                                            547
                                                                                          ---------------
               Total Consumer Discretionary                                                         9,130
                                                                                          ---------------

               CONSUMER STAPLES (0.9%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
       14,700  Archer-Daniels-Midland Co.                                                             486
        6,100  Bunge Ltd.                                                                             656
                                                                                          ---------------
                                                                                                    1,142
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.2%)
        1,000  Brown-Forman Corp. "B"                                                                  75
       23,400  Constellation Brands, Inc. "A"*                                                        566
                                                                                          ---------------
                                                                                                      641
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.2%)
        4,700  Hormel Foods Corp.                                                                     168
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USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       16,200  Sara Lee Corp.                                                             $           271
                                                                                          ---------------
                                                                                                      439
                                                                                          ---------------
               PERSONAL PRODUCTS (0.1%)
       10,500  Alberto-Culver Co. "B"                                                                 260
                                                                                          ---------------
               Total Consumer Staples                                                               2,482
                                                                                          ---------------

               ENERGY (1.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.3%)
       15,500  Massey Energy Corp.                                                                    338
       11,400  Peabody Energy Corp.                                                                   546
                                                                                          ---------------
                                                                                                      884
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
        5,500  Baker Hughes, Inc.                                                                     497
       19,400  BJ Services Co.                                                                        515
        8,400  Weatherford International Ltd.*                                                        565
                                                                                          ---------------
                                                                                                    1,577
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
       11,700  Helix Energy Solutions Group, Inc.*                                                    497
       12,900  Plains Exploration & Production Co.*                                                   570
        7,400  Quicksilver Resources, Inc.*                                                           348
                                                                                          ---------------
                                                                                                    1,415
                                                                                          ---------------
               Total Energy                                                                         3,876
                                                                                          ---------------

               FINANCIALS (1.4%)
               -----------------
               INSURANCE BROKERS (0.2%)
       11,000  Aon Corp.                                                                              493
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
       11,900  Lazard Ltd. "A"                                                                        505
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
        4,300  Protective Life Corp.                                                                  182
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
        8,500  Unitrin, Inc.                                                                          422
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
        7,400  Ambac Financial Group, Inc.                                                            465
        2,400  Cincinnati Financial Corp.                                                             104
          900  White Mountains Insurance Group Ltd.                                                   468
                                                                                          ---------------
                                                                                                    1,037
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
       16,200  NASDAQ Stock Market, Inc.*                                                             610
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
       14,900  PMI Group, Inc.                                                                        487
                                                                                          ---------------
               Total Financials                                                                     3,736
                                                                                          ---------------

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USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               HEALTH CARE (2.5%)
               ------------------
               BIOTECHNOLOGY (1.0%)
        9,500  Amgen, Inc.*                                                               $           538
       12,200  Amylin Pharmaceuticals, Inc.*                                                          610
        6,600  Genentech, Inc.*                                                                       515
       47,400  Millennium Pharmaceuticals, Inc.*                                                      481
       23,800  PDL BioPharma, Inc.*                                                                   514
                                                                                          ---------------
                                                                                                    2,658
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.2%)
        2,100  Hillenbrand Industries, Inc.                                                           116
       12,200  ResMed, Inc.*                                                                          523
        1,100  Varian Medical Systems, Inc.*                                                           46
                                                                                          ---------------
                                                                                                      685
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.4%)
       16,500  LifePoint Hospitals, Inc.*                                                             495
        9,100  Universal Health Services, Inc. "B"                                                    495
                                                                                          ---------------
                                                                                                      990
                                                                                          ---------------
               HEALTH CARE SERVICES (0.3%)
        4,500  DaVita, Inc.*                                                                          285
       10,200  Quest Diagnostics, Inc.                                                                589
                                                                                          ---------------
                                                                                                      874
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.2%)
       10,100  Cooper Companies, Inc.                                                                 530
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
       13,500  Pharmaceutical Product Development, Inc.                                               478
                                                                                          ---------------
               PHARMACEUTICALS (0.2%)
       21,700  Abraxis Bioscience, Inc.*                                                              495
                                                                                          ---------------
               Total Health Care                                                                    6,710
                                                                                          ---------------

               INDUSTRIALS (3.3%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
       12,500  BE Aerospace, Inc.*                                                                    519
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.6%)
        9,100  C.H. Robinson Worldwide, Inc.                                                          494
       12,200  Expeditors International of Washington, Inc.                                           577
       22,400  UTI Worldwide, Inc.                                                                    515
                                                                                          ---------------
                                                                                                    1,586
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
        2,700  Armstrong World Industries, Inc.*                                                      110
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
        9,200  URS Corp.*                                                                             519
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
       10,900  Joy Global, Inc.                                                                       554
                                                                                          ---------------

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                              (continued)

USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
       13,300  Cintas Corp.                                                               $           493
        6,100  Corporate Executive Board Co.                                                          453
                                                                                          ---------------
                                                                                                      946
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
       21,200  Covanta Holding Corp.*                                                                 520
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
       14,000  Monster Worldwide, Inc.*                                                               477
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.1%)
        6,100  Carlisle Companies, Inc.                                                               296
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.6%)
        1,000  Danaher Corp.                                                                           83
       12,600  Donaldson Co., Inc.                                                                    526
       11,900  Graco, Inc.                                                                            465
        8,900  Ingersoll-Rand Co. Ltd. "A"                                                            485
                                                                                          ---------------
                                                                                                    1,559
                                                                                          ---------------
               MARINE (0.2%)
        7,100  Alexander & Baldwin, Inc.                                                              356
        1,500  Kirby Corp.*                                                                            66
                                                                                          ---------------
                                                                                                      422
                                                                                          ---------------
               RAILROADS (0.3%)
        5,800  Burlington Northern Santa Fe Corp.                                                     471
        9,300  Norfolk Southern Corp.                                                                 482
                                                                                          ---------------
                                                                                                      953
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
       10,500  Fastenal Co.                                                                           477
                                                                                          ---------------
               TRUCKING (0.0%)
          300  Landstar System, Inc.                                                                   13
                                                                                          ---------------
               Total Industrials                                                                    8,951
                                                                                          ---------------

               INFORMATION TECHNOLOGY (3.3%)
               -----------------------------
               APPLICATION SOFTWARE (0.3%)
        5,500  Autodesk, Inc.*                                                                        275
       13,000  Citrix Systems, Inc.*                                                                  524
                                                                                          ---------------
                                                                                                      799
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.7%)
       26,900  ADC Telecommunications, Inc.*                                                          527
       21,500  Corning, Inc.                                                                          530
       33,400  JDS Uniphase Corp.*                                                                    500
       28,400  Motorola, Inc.                                                                         526
                                                                                          ---------------
                                                                                                    2,083
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.1%)
       11,600  Network Appliance, Inc.*                                                               312
                                                                                          ---------------

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                              (continued)

USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
       13,500  Global Payments, Inc.                                                      $           597
       16,700  Iron Mountain, Inc.*                                                                   509
                                                                                          ---------------
                                                                                                    1,106
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
       13,000  Agilent Technologies, Inc.*                                                            479
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
       20,000  Jabil Circuit, Inc.                                                                    457
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.2%)
       23,300  Activision, Inc.*                                                                      503
                                                                                          ---------------
               OFFICE ELECTRONICS (0.2%)
       13,500  Zebra Technologies Corp. "A"*                                                          493
                                                                                          ---------------
               SEMICONDUCTORS (0.8%)
       36,500  Advanced Micro Devices, Inc.*                                                          482
       20,300  Altera Corp.                                                                           489
       23,800  Cypress Semiconductor Corp.*                                                           695
       69,500  LSI Logic Corp.*                                                                       516
                                                                                          ---------------
                                                                                                    2,182
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.2%)
       64,800  Novell, Inc.*                                                                          495
                                                                                          ---------------
               Total Information Technology                                                         8,909
                                                                                          ---------------

               MATERIALS (1.1%)
               ----------------
               COMMODITY CHEMICALS (0.1%)
        9,900  Westlake Chemical Corp.                                                                251
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.2%)
       13,100  Eagle Materials, Inc.                                                                  468
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.1%)
        4,700  Ashland, Inc.                                                                          283
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.2%)
       15,400  Titanium Metals Corp.*                                                                 517
                                                                                          ---------------
               FOREST PRODUCTS (0.1%)
       26,600  Louisiana-Pacific Corp.                                                                451
                                                                                          ---------------
               PAPER PACKAGING (0.2%)
       18,800  Sealed Air Corp.                                                                       481
                                                                                          ---------------
               PAPER PRODUCTS (0.0%)
        2,000  International Paper Co.                                                                 72
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.0%)
        4,900  Valspar Corp.                                                                          133
                                                                                          ---------------
               STEEL (0.2%)
       10,900  Steel Dynamics, Inc.                                                                   509
                                                                                          ---------------
               Total Materials                                                                      3,165
                                                                                          ---------------

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                              (continued)

USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.5%)
               ALTERNATIVE CARRIERS (0.1%)
       46,700  Level 3 Communications, Inc.*                                              $           217
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
       14,200  Crown Castle International Corp.*                                                      577
       14,700  SBA Communications Corp. "A"*                                                          519
                                                                                          ---------------
                                                                                                    1,096
                                                                                          ---------------
               Total Telecommunication Services                                                     1,313
                                                                                          ---------------
               Total Common Stocks (proceeds: $47,197)                                             48,272
                                                                                          ---------------


               TOTAL SHORT POSITIONS
               (PROCEEDS: $47,197)                                                      $          48,272
                                                                                          ===============

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USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if

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                           (continued)

USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)

applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of September 30, 2007, the Fund did not invest in any repurchase agreements.

C. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount recorded as a liability. The Fund is subject to risk of loss if the broker executing the short sale were to fail to perform its obligation under the contractual terms. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security sold short. In addition, because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the

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                           (continued)

USAA TOTAL RETURN STRATEGY FUND
SEPTEMBER 30, 2007 (UNAUDITED)


value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

D. As of September 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2007, were $3,186,000 and $7,084,000, respectively, resulting in net unrealized depreciation of $3,898,000 (of this amount long positions were $2,823,000 net unrealized depreciation and short positions were $1,075,000 net unrealized depreciation).

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $272,056,000 at September 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS

SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
               (AMEX).

SPECIFIC NOTES

(a) Securities are pledged with a broker as collateral for short positions borrowed.

(b) Rate represents the money market fund annualized seven-day yield at September 30, 2007.


 * Non-income-producing security for the 12 months preceding September 30, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.